Put option liabilities - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Jul. 31, 2019
Put Option Liabilities [Line Items]
Amount of introduce capital on new company		¥ 28.8
Percentage of investment return fall if cannot complete initial public offering		10.00%
Wenyuan Yuexing [Member]
Put Option Liabilities [Line Items]
Amount of introduce capital on new company		¥ 36.0
Percentage of voting equity interests acquired		20.00%
Percentage of equity interest redeem for one of investor in advance	15.00%
Guangzhou Jingqi [Member]
Put Option Liabilities [Line Items]
Percentage of voting equity interests acquired		16.00%